Schedule of Investments (unaudited) April 30, 2019	iShares® Edge MSCI USA Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.1%
United Continental Holdings Inc.(a)	90,056	$8,002,376

Beverages — 2.8%
Coca-Cola Co. (The)	4,980,193	244,328,269

Biotechnology — 0.3%
Regeneron Pharmaceuticals Inc.(a)	81,219	27,869,488

Building Products — 0.1%
Lennox International Inc.	41,860	11,362,897

Capital Markets — 1.1%
CME Group Inc.	515,315	92,189,854

Chemicals — 0.8%
Ecolab Inc.	263,712	48,544,105
International Flavors & Fragrances Inc.	96,311	13,270,693
Mosaic Co. (The)	336,200	8,778,182

		70,592,980

Commercial Services & Supplies — 1.0%
Republic Services Inc.	240,730	19,937,259
Rollins Inc.	131,455	5,083,365
Waste Management Inc.	546,428	58,653,581

		83,674,205

Communications Equipment — 2.7%
Cisco Systems Inc.	3,801,522	212,695,156
Motorola Solutions Inc.	119,951	17,382,099

		230,077,255

Containers & Packaging — 0.4%
Ball Corp.	628,644	37,680,921

Diversified Consumer Services — 0.1%
H&R Block Inc.	224,083	6,097,298

Diversified Financial Services — 3.9%
Berkshire Hathaway Inc., Class B(a)	1,576,778	341,703,560

Diversified Telecommunication Services — 3.5%
Verizon Communications Inc.	5,341,393	305,474,266

Electric Utilities — 3.3%
American Electric Power Co. Inc.	584,377	49,993,452
Duke Energy Corp.	904,177	82,388,608
Entergy Corp.	198,994	19,282,519
Eversource Energy	427,860	30,660,448
Exelon Corp.	1,004,776	51,193,337
OGE Energy Corp.	263,113	11,140,204
Pinnacle West Capital Corp.	118,725	11,310,931
Xcel Energy Inc.	602,625	34,048,313

		290,017,812

Electronic Equipment, Instruments & Components — 0.5%
CDW Corp./DE	121,783	12,860,285
Corning Inc.	922,429	29,379,363

		42,239,648

Entertainment — 2.5%
Live Nation Entertainment Inc.(a)(b)	123,997	8,101,964
Walt Disney Co. (The)	1,512,105	207,113,022

		215,214,986

Equity Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corp.	532,698	104,035,919

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
HCP Inc.	497,041	$14,801,881
National Retail Properties Inc.	190,925	10,046,474
Realty Income Corp.	439,065	30,738,941
Simon Property Group Inc.	219,513	38,129,408
UDR Inc.	275,395	12,379,005
Welltower Inc.	443,028	33,018,877

		243,150,505

Food & Staples Retailing — 2.9%
Kroger Co. (The)	577,664	14,892,178
Walgreens Boots Alliance Inc.	1,106,832	59,292,990
Walmart Inc.	1,687,768	173,570,061

		247,755,229

Food Products — 1.0%
Hershey Co. (The)	205,902	25,706,865
Hormel Foods Corp.	403,063	16,098,336
Lamb Weston Holdings Inc.	156,704	10,977,115
McCormick & Co. Inc./MD, NVS	200,292	30,838,959

		83,621,275

Health Care Equipment & Supplies — 6.0%
Abbott Laboratories	2,660,295	211,653,070
Boston Scientific Corp.(a)	1,528,865	56,751,469
Cooper Companies Inc. (The)	53,642	15,551,889
DexCom Inc.(a)	112,881	13,666,503
Edwards Lifesciences Corp.(a)	199,797	35,178,258
Intuitive Surgical Inc.(a)	89,885	45,897,977
Medtronic PLC	1,433,334	127,294,392
ResMed Inc.	165,158	17,260,663

		523,254,221

Health Care Providers & Services — 4.7%
Anthem Inc.	303,966	79,952,177
Cigna Corp.	459,106	72,924,397
HCA Healthcare Inc.	434,513	55,283,089
Henry Schein Inc.(a)	166,641	10,675,022
UnitedHealth Group Inc.	807,414	188,183,981

		407,018,666

Health Care Technology — 0.2%
Veeva Systems Inc., Class A(a)	144,175	20,165,757

Hotels, Restaurants & Leisure — 5.6%
Chipotle Mexican Grill Inc.(a)	20,695	14,238,988
McDonald’s Corp.	1,093,871	216,116,093
Starbucks Corp.	2,596,262	201,677,632
Yum! Brands Inc.	521,710	54,461,307

		486,494,020

Household Products — 6.5%
Church & Dwight Co. Inc.	437,468	32,788,227
Clorox Co. (The)	180,456	28,824,237
Kimberly-Clark Corp.	394,788	50,682,883
Procter & Gamble Co. (The)	4,234,269	450,864,963

		563,160,310

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp./VA	713,390	12,213,237
NRG Energy Inc.	425,733	17,527,427

		29,740,664

Insurance — 2.3%
Aflac Inc.	816,743	41,147,512
Alleghany Corp.(a)	17,454	11,465,184
Aon PLC	256,275	46,165,379

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI USA Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Arthur J Gallagher & Co.	257,004	$21,490,674
Cincinnati Financial Corp.	232,536	22,365,312
Progressive Corp. (The)	499,851	39,063,356
Reinsurance Group of America Inc.	64,963	9,842,544
RenaissanceRe Holdings Ltd.	52,572	8,167,586

		199,707,547

Interactive Media & Services — 0.3%
IAC/InterActiveCorp.(a)	99,691	22,414,525
TripAdvisor Inc.(a)(b)	80,774	4,299,600

		26,714,125

IT Services — 4.4%
Fiserv Inc.(a)	286,679	25,009,876
PayPal Holdings Inc.(a)	934,337	105,365,184
Square Inc., Class A(a)(b)	207,894	15,138,841
VeriSign Inc.(a)	117,740	23,247,763
Visa Inc., Class A	1,302,286	214,134,887

		382,896,551

Life Sciences Tools & Services — 2.7%
Agilent Technologies Inc.	365,012	28,653,442
Illumina Inc.(a)	145,036	45,251,232
IQVIA Holdings Inc.(a)	226,273	31,429,320
Thermo Fisher Scientific Inc.	453,362	125,785,287

		231,119,281

Machinery — 0.6%
Deere & Co.	309,415	51,248,406

Media — 2.2%
Comcast Corp., Class A	4,263,454	185,588,153
Fox Corp., Class B(a)	102,046	3,928,771

		189,516,924

Multi-Utilities — 1.7%
Ameren Corp.	276,194	20,098,637
CMS Energy Corp.	289,653	16,090,224
Dominion Energy Inc.	760,376	59,210,479
DTE Energy Co.	202,487	25,454,641
WEC Energy Group Inc.	359,606	28,203,899

		149,057,880

Multiline Retail — 0.4%
Dollar General Corp.	291,551	36,761,666

Pharmaceuticals — 16.6%
Eli Lilly & Co.	1,743,362	204,043,089
Johnson & Johnson	2,905,846	410,305,455
Merck & Co. Inc.	5,118,092	402,845,021
Pfizer Inc.	9,359,400	380,085,234
Zoetis Inc.	380,866	38,787,393

		1,436,066,192

Professional Services — 0.2%
Verisk Analytics Inc.	128,525	18,140,019

Road & Rail — 1.0%
CSX Corp.	585,227	46,601,626
Norfolk Southern Corp.	211,362	43,122,075

		89,723,701

Semiconductors & Semiconductor Equipment — 2.2%
Advanced Micro Devices Inc.(a)	1,043,045	28,819,333
QUALCOMM Inc.	1,188,827	102,393,670
Xilinx Inc.	463,848	55,726,699

		186,939,702

Security	Shares	Value

Software — 8.9%
Fortinet Inc.(a)(b)	168,293	$15,721,932
Microsoft Corp.	3,695,616	482,647,449
Red Hat Inc.(a)(b)	266,809	48,700,647
salesforce.com Inc.(a)	583,828	96,535,960
ServiceNow Inc.(a)	159,409	43,281,137
Splunk Inc.(a)	136,449	18,835,420
VMware Inc., Class A	85,297	17,411,677
Workday Inc., Class A(a)	222,803	45,814,981

		768,949,203

Specialty Retail — 1.9%
Advance Auto Parts Inc.	92,985	15,465,265
AutoZone Inc.(a)	46,088	47,392,751
Burlington Stores Inc.(a)	69,683	11,770,156
O’Reilly Automotive Inc.(a)	127,269	48,180,225
Ross Stores Inc.	272,830	26,644,578
Tractor Supply Co.	129,720	13,426,020

		162,878,995

Technology Hardware, Storage & Peripherals — 0.2%
Dell Technologies Inc., Class C(a)	268,145	18,075,654

Textiles, Apparel & Luxury Goods — 0.2%
Lululemon Athletica Inc.(a)	75,461	13,307,547

Trading Companies & Distributors — 0.2%
Fastenal Co.	311,188	21,954,313

Water Utilities — 0.2%
American Water Works Co. Inc.	193,233	20,905,878

Wireless Telecommunication Services — 0.3%
T-Mobile U.S. Inc.(a)(b)	347,240	25,345,048

Total Common Stocks — 99.6% (Cost: $7,964,201,905)		8,640,195,094

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(c)(d)(e)	39,204,188	39,219,870
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	21,675,410	21,675,410

		60,895,280

Total Short-Term Investments — 0.7% (Cost: $60,883,720)		60,895,280

Total Investments in Securities — 100.3% (Cost: $8,025,085,625)		8,701,090,374

Other Assets, Less Liabilities — (0.3)%		(30,256,439)

Net Assets — 100.0%		$8,670,833,935

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI USA Momentum Factor ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	18,054,513	21,149,675	(a)	—	39,204,188	$39,219,870	$1,279,039	(b)	$7,644	$7,231
BlackRock Cash Funds: Treasury, SL Agency Shares	14,671,603	7,003,807	(a)	—	21,675,410	21,675,410	275,576		—	—
BlackRock Inc.	156,866	32,593		(189,459)	—	—	524,294		(15,176,746)	2,312,835

						$60,895,280	$2,078,909		$(15,169,102)	$2,320,066

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	201	06/21/19	$29,632	$1,074,307

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,640,195,094	$—	$—	$8,640,195,094
Money Market Funds	60,895,280	—	—	60,895,280

	$8,701,090,374	$—	$—	$8,701,090,374

Derivative financial instruments(a)
Assets
Futures Contracts	$1,074,307	$—	$—	$1,074,307

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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